Equity (Details) - Schedule of Share Capital - Ordinary Shares [Member] - shares	Jun. 30, 2024	Dec. 31, 2023
Schedule of Share Capital [Line Items]
Number of shares, Authorized, Ordinary shares of no-par value	200,000	200,000
Number of shares, Issued and paid, Ordinary shares of no-par value	28,852	27,989